Stock-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Activity

A summary of stock option activity and related information for the year ended December 31, 2016 and the quarter ended June 30, 2017 is as follows:

	Number of Option Shares	Weighted Average Exercise Price
Outstanding at December 31, 2016 (audited)	50,000	$0.001
Granted	—	—

Outstanding at June 30, 2017 (unaudited)	50,000	$0.001

Exercisable at June 30, 2017 (unaudited)	26,389	0.001

Vested and expected to vest at June 30, 2017 (unaudited)	50,000	$0.001

A summary of stock option activity and related information for the period from May 28, 2015 through December 31, 2015 and year ended December 31, 2016 is as follows:

	Number of Option Shares	Weighted Average Exercise Price
Outstanding at May 28, 2015	—	$—
Granted	50,000	0.001

Outstanding at December 31, 2015	50,000	0.001

Outstanding at December 31, 2016	50,000	0.001

Exercisable at December 31, 2016	16,666	0.001

Vested and expected to vest at December 31, 2016	50,000	$0.001